VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—2.7%
Trade Desk, Inc. (The) Class A(1)	90,888	$ 5,536
Consumer Discretionary—19.7%
Airbnb, Inc. Class A(1)	33,023	4,108
Amazon.com, Inc.(1)	87,615	9,050
AutoZone, Inc.(1)	1,387	3,410
Home Depot, Inc. (The)	12,432	3,669
Marriott International, Inc. Class A	31,315	5,200
MercadoLibre, Inc.(1)	2,934	3,867
NIKE, Inc. Class B	53,868	6,606
Ross Stores, Inc.	34,847	3,698
		39,608

Consumer Staples—6.8%
Estee Lauder Cos., Inc. (The) Class A	16,045	3,954
McCormick & Co., Inc. Non-voting Shares	39,749	3,308
Monster Beverage Corp.(1)	84,978	4,590
PepsiCo, Inc.	10,181	1,856
		13,708

Energy—3.6%
Devon Energy Corp.	25,731	1,302
Hess Corp.	16,020	2,120
Pioneer Natural Resources Co.	10,717	2,189
Schlumberger N.V.	33,992	1,669
		7,280

Financials—16.0%
Bank of America Corp.	143,427	4,102
Block, Inc. Class A(1)	47,416	3,255
MarketAxess Holdings, Inc.	9,479	3,709
Progressive Corp. (The)	35,706	5,108
S&P Global, Inc.	8,674	2,990
Visa, Inc. Class A	57,272	12,913
		32,077

Health Care—10.5%
Danaher Corp.	23,421	5,903
Eli Lilly & Co.	4,868	1,672
HealthEquity, Inc.(1)	26,683	1,567
IDEXX Laboratories, Inc.(1)	4,775	2,388
Mettler-Toledo International, Inc.(1)	1,587	2,428
Zoetis, Inc. Class A	42,801	7,124
		21,082

	Shares	Value

Industrials—8.3%
CoStar Group, Inc.(1)	67,289	$ 4,633
Equifax, Inc.	17,120	3,473
Fair Isaac Corp.(1)	7,083	4,977
Uber Technologies, Inc.(1)	114,743	3,637
		16,720

Information Technology—29.1%
Accenture plc Class A	15,866	4,534
Amphenol Corp. Class A	98,140	8,020
BILL Holdings, Inc.(1)	40,704	3,303
DocuSign, Inc. Class A(1)	21,237	1,238
MongoDB, Inc. Class A(1)	15,361	3,581
NVIDIA Corp.	54,372	15,103
Paycom Software, Inc.(1)	27,360	8,318
Roper Technologies, Inc.	10,970	4,834
Snowflake, Inc. Class A(1)	23,852	3,680
Workday, Inc. Class A(1)	28,139	5,812
		58,423

Materials—1.3%
Ecolab, Inc.	16,240	2,688
Real Estate—1.4%
Prologis, Inc.	21,913	2,734
Total Common Stocks (Identified Cost $100,572)		199,856

Total Long-Term Investments—99.4% (Identified Cost $100,572)		199,856

TOTAL INVESTMENTS—99.4% (Identified Cost $100,572)		$199,856
Other assets and liabilities, net—0.6%		1,169
NET ASSETS—100.0%		$201,025

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$199,856	$199,856
Total Investments	$199,856	$199,856
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Capital Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Seriescalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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